Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Current
Cash and cash equivalents	$ 734	$ 957
Short-term investments	644	1,420
Accounts receivable, net	181	338
Other receivables	34	51
Inventories	26	143
Income taxes receivable	17	0
Other current assets	55	102
Total current assets	1,691	3,011
Long-term investments	269	197
Restricted cash and cash equivalents	51	50
Property, plant and equipment, net	91	412
Goodwill	559	618
Intangible assets, net	602	1,213
Deferred income tax asset	0	33
Total assets	3,263	5,534
Current
Accounts payable	103	270
Accrued liabilities	258	368
Income taxes payable	0	9
Deferred revenue	245	392
Total current liabilities	606	1,039
Long-term debt	591	1,277
Deferred income tax liability	9	10
Total liabilities	1,206	2,326
Capital stock and additional paid-in capital
Preferred shares: authorized unlimited number of non-voting, cumulative, redeemable and retractable	0	0
Common shares: authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares Issued - 530,497,193 voting common shares (February 29, 2016 - 521,172,271)	2,512	2,448
Retained earnings	(438)	768
Accumulated other comprehensive income (loss)	(17)	(8)
Total shareholders' equity	2,057	3,208
Total liabilities and shareholders' equity	$ 3,263	$ 5,534